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November 29, 2006


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


ATTN:      Ms. Patsy Mengiste
           Document Control - EDGAR

RE:        RiverSource Income Series, Inc.
                  RiverSource Income Builder - Basic Income Fund
                  RiverSource Income Builder - Moderate Income Fund RiverSource Income Builder - Enhanced Income Fund
           Post-Effective Amendment No. 102
           File Nos. 2-10700/811-499
           Accession Number: 0001068800-06-001454

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant's Post-Effective Amendment No. 102 (Amendment). This Amendment was filed electronically on November 17, 2006.

If you have any questions regarding this filing, please contact either Katina
A. Walker at (612) 671-6990 or me at (612) 671-4321.

Sincerely,


/s/ Christopher O. Petersen
---------------------------
    Christopher O. Petersen
    Vice President and Group Counsel
    Ameriprise Financial, Inc.